Leases (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended
	Feb. 28, 2005 acre lease_extension	Jan. 31, 2005 lease lease_extension	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2012 acre
Operating Leased Assets [Line Items]
Rental expense recognized			$ 9.4	$ 9.2	$ 9.1
Sabine Pass LNG, LP [Member] | Land [Member]
Operating Leased Assets [Line Items]
Rental expense recognized	$ 1.5		$ 1.5	$ 1.8	$ 1.7
Number of land leases		3
Initial term of lease		30 years
Number Of Available Lease Extensions		6
Term of available extension		10 years
Acreage under lease	853					0